Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2022
Property and equipment, net
Schedule of property and equipment, net

	As of December 31,
	2021	2022
	RMB	RMB	US$ (Note 2(d))
Computers and equipment	136,993	119,600	17,340
Leasehold improvements	139,087	119,069	17,263
Buildings	4,109	4,109	596
Furniture and fixtures	16,541	13,328	1,932
Vehicles	19,419	6,875	997
Software	190,100	192,553	27,918
Others	2,102	—	—
Subtotal	508,351	455,534	66,046
Less: Accumulated depreciation	(452,759)	(417,644)	(60,553)
Property and equipment subject to depreciation	55,592	37,890	5,493
Construction in progress	42,567	47,292	6,857
Total	98,159	85,182	12,350